Income Taxes - Schedule of Income Tax Expense (Benefit) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current tax expense:
U.S. federal	$ 0	$ 0	$ 0
U.S. state and local	1,481	23	17
Foreign	75	13	29
Total current tax expense	1,556	36	46
Deferred tax expense (benefit):
U.S. federal	0	(70,692)	(34)
U.S. state and local	1,222	(33,823)	94
Foreign	(18)	11	(8)
Deferred income taxes	1,204	(104,504)	52
Tax provision	$ 2,760	$ (104,468)	$ 98